Note 6 - Allowance for Loan Losses and Credit Quality Information - Troubled Debt Restructurings Subsequently Defaulted (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Number of Contracts that subsequently defaulted	1	2
Outstanding Recorded Investment	$ 65	$ 187
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Number of Contracts that subsequently defaulted	0	1
Outstanding Recorded Investment	$ 0	$ 183
Consumer Portfolio Segment [Member]
Number of Contracts that subsequently defaulted	1	1
Outstanding Recorded Investment	$ 65	$ 4